Expense Example, No Redemption {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-14 - Fidelity Short Duration High Income Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Short Duration High Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	731
5 Years	989
10 Years	1,724
Fidelity Advisor Short Duration High Income Fund: Class M
Expense Example, No Redemption:
1 Year	498
3 Years	735
5 Years	997
10 Years	1,744
Fidelity Advisor Short Duration High Income Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	584
5 Years	1,023
10 Years	2,038
Fidelity Advisor Short Duration High Income Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	270
5 Years	487
10 Years	1,110
Fidelity Advisor Short Duration High Income Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	237
5 Years	426
10 Years	$ 972